Goodwill and Intangible Assets: Intangible assets (Details) - USD ($)	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Intangible assets gross	$ 11,276,301	$ 10,153,701	$ 3,239,031
Less accumulated amortization	(473,859)	(319,432)	(27,994)
Intangible assets net	10,802,442	9,834,269	3,211,037
In Process Research and Development [Member]
Intangible assets gross	8,761,427	8,761,427	2,911,377
Noncompete Agreements [Member]
Intangible assets gross	1,566,700	1,210,000
Developed Software/Technology [Member]
Intangible assets gross	172,500	131,000
Vendor agreements and other intangibles [Member]
Intangible assets gross	$ 775,674	51,274
Other Intangible Assets [Member]
Intangible assets gross		$ 51,274	$ 327,654